NOTE 16. Summary of stock option activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Outstanding, beginning	1,623,704	1,580,112	1,202,784
Options Granted		72,000	391,104
Options Forfeited	(63,075)	(28,408)	(13,776)
Options Outstanding, Ending	1,560,629	1,623,704	1,580,112
Weighted Average Exercise Price, Beginning	$ 19.67	$ 19.00	$ 16.49
Weighted Average Exercise Price, Options Granted		$ 36.38	$ 26.96
Weighted Average Exercise Price, Options Forfeited	$ 13.66	$ 24.89	$ 25.65
Weighted Average Exercise Price, Ending	$ 12.35	$ 19.67	$ 19.00
Weighted Average Remaining Life (Years)	7 years 14 days	8 years 14 days	8 years 11 months 26 days
Aggregate Intrinsic Value, Ending	$ 13,501	$ 7,841	$ 11,329